UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Excelsia Investment Advisors
Address:  15 Lake Street, Suite 100
          Savannah, GA  31411

Form 13F File Number: 028-14612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lynn Case
Title:Vice President
Phone: 912-598-4032

Signature, Place, and Date of Signing:

   Lynn Case                 Savannah, GA             Jul 27,2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              35
                                                  -----------------------

Form 13F Information Table Value Total:           $90078(x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHEVRON CORP                   COM              166764100     2563    24295 SH       Sole                     8390             15905
COCA COLA COMPANY              COM              191216100     2414    30878 SH       Sole                    10746             20132
CONOCOPHILLIPS COM             COM              20825C104     1348    24118 SH       Sole                     8350             15768
CUMMINS INC                    COM              231021106     1162    11993 SH       Sole                     4005              7988
E I DU PONT DE NEMOURS & CO    COM              263534109     2475    48945 SH       Sole                    17430             31515
ELI LILLY & CO COM             COM              532457108     2480    57795 SH       Sole                    19530             38265
EXXON MOBIL CORP               COM              30231G102     3354    39201 SH       Sole                    11126             28075
GENIE ENERGY LTD CL B          COM              372284208       78    10000 SH       Sole                                      10000
INTEL CORP COM                 COM              458140100     2152    80740 SH       Sole                    27450             53290
INTL BUSINESS MACHINES CORP    COM              459200101     2605    13320 SH       Sole                     4510              8810
MERCK & CO INC NEW COM         COM              58933Y105     2878    68940 SH       Sole                    23665             45275
MURPHY OIL CORP                COM              626717102     2623    52160 SH       Sole                    17450             34710
ORACLE CORP COM                COM              68389X105     3049   102655 SH       Sole                    38980             63675
PEPSICO INC COM                COM              713448108     2458    34780 SH       Sole                    11760             23020
PFIZER INC COM                 COM              717081103     2741   119166 SH       Sole                    41076             78090
PHILLIPS 66 COM                COM              718546104      472    14198 SH       Sole                     4175             10023
PROCTER & GAMBLE CO COM        COM              742718109     2092    34162 SH       Sole                    11705             22457
QEP RES INC COM                COM              74733V100     2878    96021 SH       Sole                    32288             63733
WAL MART STORES INC COM        COM              931142103     3166    45414 SH       Sole                    15393             30021
BARRICK GOLD CORP COM ISIN#CA0 ADR              067901108     1370    36455 SH       Sole                    12020             24435
CANADIAN NATL RY CO COM ISIN#C ADR              136375102     1901    22530 SH       Sole                     7800             14730
GLAXOSMITHKLINE PLC SPONS ADR  ADR              37733W105      739    16210 SH       Sole                     5735             10475
NOVARTIS AG SPONSORED ADR      ADR              66987V109      765    13680 SH       Sole                     4730              8950
ROYAL DUTCH SHELL PLC SPONSORE ADR              780259206     1129    16739 SH       Sole                     5747             10992
SUNCOR ENERGY INC NEW COM ISIN ADR              867224107     1772    61215 SH       Sole                    20950             40265
WILLIS GROUP HLDGS PUBLIC LTD  ADR              G96666105      763    20900 SH       Sole                     7380             13520
NUVEEN QUALITY PFD INCOME FD 2 PFD              67072C105      654    72687 SH       Sole                    12482             60205
SPDR DOW JONES INDL AVERAGE ET ETF              78467X109      958     7458 SH       Sole                      578              6880
SPDR GOLD TR GOLD SHS          ETF              78463V107    13407    86390 SH       Sole                    28137             58253
UBS AG JERSEY BRH E TRACS LKD  ETF              902641646     2089    65705 SH       Sole                    22687             43018
WISDOMTREE TR EMERGING MKTS EQ ETF              97717W315     6444   124380 SH       Sole                    40751             83629
ISHARES TR BARCLAYS MBS BD FD  ETF              464288588     2342    21598 SH       Sole                     3705             17893
ISHARES TR JPMORGAN USD EMERGI ETF              464288281     7185    62632 SH       Sole                    20692             41940
ISHARES TRUST BARCLAYS U S AGG ETF              464287226     1112     9989 SH       Sole                      550              9439
FIFTH ST FIN CORP COM          OTH              31678A103     4461   446955 SH       Sole                   142285            304670